Income Taxes - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred Tax Liabilities, Intangible assets acquired in acquisition	$ 43,560	$ 46,200
Total deferred tax liabilities	$ 43,560	46,200
Successor [Member]
Deferred Tax Liabilities, Intangible assets acquired in acquisition		46,200	$ 51,480
Total deferred tax liabilities		$ 46,200	$ 51,480
Predecessor [Member]
Deferred Tax Liabilities, Intangible assets acquired in acquisition
Total deferred tax liabilities